Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value Measurements [Abstract]
Schedule of available-for-sale marketable securities
	December 31, 2018
	Amortized cost	Gross unrealized gain	Gross unrealized loss	Fair value

Matures within one year:
Corporate debentures	$3,999	$-	$(18)	$3,981
	3,999	-	(18)	3,981

Matures after one year through three years:
Corporate debentures	33,698	29	(346)	33,381
Government debentures	11,360	-	(138)	11,222
	45,058	29	(484)	44,603

Total	$49,057	$29	$(502)	$48,584

	December 31, 2017
	Amortized cost	Gross unrealized gain	Gross unrealized loss	Fair value

Matures within one year:
Corporate debentures	$5,190	$50	$(9)	$5,231
Government debentures	295	12	(1)	306
	5,485	62	(10)	5,537

Matures after one year through three years:
Corporate debentures	56,514	137	(202)	56,449
Government debentures	12,403	8	(25)	12,386
	68,917	145	(227)	68,835

Total	$74,402	$207	$(237)	$74,372

Schedule of investments unrealized losses
	December 31, 2018
	Less than 12 months		12 months or greater		Total
	Fair value	Unrealized Losses	Fair value	Unrealized Losses	Fair value	Unrealized Losses

Corporate debentures	$12,017	$(126)	$16,547	$(238)	$28,564	$(364)
Government debentures	8,864	(117)	2,357	(21)	11,221	(138)

Total	$20,881	$(243)	$18,904	$(259)	$39,785	$(502)

	December 31, 2017
	Less than 12 months		12 months or greater		Total
	Fair value	Unrealized Losses	Fair value	Unrealized Losses	Fair value	Unrealized Losses

Corporate debentures	$43,852	$(211)	$-	$-	$43,852	$(211)
Government debentures	2,854	(26)	-	-	2,854	(26)

Total	$46,706	$(237)	$-	$-	$46,706	$(237)

Schedule of fair value measurement
	December 31, 2018
	Level 1	Level 2	Level 3	Total
Assets:
Marketable securities	$-	$48,584	$-	$48,584

Total financial assets	$-	$48,584	$-	$48,584

Liabilities:
Foreign currency derivative contracts	$-	$111	$-	$111

Total liabilities	$-	$111	$-	$111

	December 31, 2017
	Level 1	Level 2	Level 3	Total
Assets:
Marketable securities	$-	$74,372	$-	$74,372
Foreign currency derivative contracts	-	45	-	45

Total financial assets	$-	$74,417	$-	$74,417

Liabilities:
Payment obligation related to acquisition	$-	$-	$334	$334

Total liabilities	$-	$-	$334	$334

Schedule of fair value measurements within level 3
Total fair value as of January 1, 2018	$334
Settlement of payment obligation *)	(303)
Accretion of payment obligation	44
Reversal of payment obligation **)	(75)

Total fair value as of December 31, 2018	$0

*)	$303 is included within other payables and accrued expenses on the balance sheet.
**)	The set milestone was met only at 76% as of December 31, 2018. The reversal of payment obligations was recognized in operating expenses.